COMMITMENTS AND CONTINGENT LIABILITIES (Narrative) (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Operating Leased Assets [Line Items]
Collateral deposit in the amount for outstanding letters of credit	$ 996
Bank guarantees	79,923	$ 34,988
Income from OCS grants	626	937
Damages sought by plaintiff	75,000	75,000
Project guarantee	29,089
Facilities [Member]
Operating Leased Assets [Line Items]
Operating lease expense	2,396	2,189
Vehicles [Member]
Operating Leased Assets [Line Items]
Operating lease expense	$ 397	$ 389